INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, intangible assets and goodwill	$ 1
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	20	$ 24
Additions	0	(2)
Disposals, intangible assets other than goodwill	0
Effect of foreign exchange		(2)
Intangible assets, ending balance	21	20
Cost
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, intangible assets and goodwill	1
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	43	44
Additions	3	1
Disposals, intangible assets other than goodwill	2
Effect of foreign exchange		(2)
Intangible assets, ending balance	45	43
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, intangible assets and goodwill	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(23)	(20)
Additions	(3)	(3)
Disposals, intangible assets other than goodwill	(2)
Effect of foreign exchange		0
Intangible assets, ending balance	$ (24)	$ (23)